Average Annual Total Returns - Voya Target Retirement 2045 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A S&P Target Date 2045 Index 1 Yr		Class A S&P Target Date 2045 Index 5 Yrs		Class A S&P Target Date 2045 Index 10 Yrs	Class A S&P Target Date 2045 Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I After tax on distributions 1 Yr	Class I After tax on distributions 5 Yrs	Class I After tax on distributions 10 Yrs	Class I After tax on distributions Since Inception	Class I After tax on distributions with sale 1 Yr	Class I After tax on distributions with sale 5 Yrs	Class I After tax on distributions with sale 10 Yrs	Class I After tax on distributions with sale Since Inception	Class I S&P Target Date 2045 Index 1 Yr		Class I S&P Target Date 2045 Index 5 Yrs		Class I S&P Target Date 2045 Index 10 Yrs	Class I S&P Target Date 2045 Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2045 Index 1 Yr		Class R S&P Target Date 2045 Index 5 Yrs		Class R S&P Target Date 2045 Index 10 Yrs	Class R S&P Target Date 2045 Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2045 Index 1 Yr		Class R6 S&P Target Date 2045 Index 5 Yrs		Class R6 S&P Target Date 2045 Index 10 Yrs	Class R6 S&P Target Date 2045 Index Since Inception
Total	17.23%	6.24%		8.36%	Dec. 21, 2015	24.02%	[1]	8.32%	[1]	[1]	9.80%	[1]	24.78%	7.82%		9.59%	Dec. 20, 2012	22.99%	6.72%		7.94%	14.69%	5.86%		7.14%	24.02%	[1]	8.32%	[1]	[1]	9.80%	[1]	24.01%	7.26%		9.03%	Jun. 01, 2018	24.02%	[1]	8.32%	[1]	[1]	9.80%	[1]	24.81%	7.86%		9.61%	Dec. 21, 2015	24.02%	[1]	8.32%	[1]	[1]	9.80%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.